Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2023
Financial Assets At Amortised Cost [Abstract]
Schedule of financial assets at amortised cost

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2023	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475
Exchange and other adjustments[1]	(1,046)	(16)	(2)	(3)	(1,067)	–	–	55	19	74
Transfers to Stage 1	12,802	(12,788)	(14)		–	273	(268)	(5)		–
Transfers to Stage 2	(18,673)	19,174	(501)		–	(59)	119	(60)		–
Transfers to Stage 3	(455)	(1,635)	2,090		–	(7)	(171)	178		–
Impact of transfers between stages	(6,326)	4,751	1,575		–	(188)	418	201		431
						19	98	314		431
Other changes in credit quality[2]						25	(10)	302	74	391
Additions and repayments	4,534	(2,873)	(771)	(527)	363	37	(86)	(58)	(37)	(144)
Charge to the income statement						81	2	558	37	678
Disposals and derecognition[3]	(1,202)	(547)	(94)	(743)	(2,586)	(1)	(18)	(7)	(34)	(60)
Advances written off			(554)	–	(554)			(554)	–	(554)
Recoveries of advances written off in previous years			90	–	90			90	–	90
At 30 June 2023	358,726	61,418	7,855	8,349	436,348	758	1,776	1,894	275	4,703
Allowance for impairment losses	(758)	(1,776)	(1,894)	(275)	(4,703)
Net carrying amount	357,968	59,642	5,961	8,074	431,645
Drawn ECL coverage[4]	0.2%	2.9%	24.1%	3.3%	1.1%
[1]    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]    Includes a credit for methodology and model changes of £3 million, split by Stage as £2 million credit for Stage 1, £3 million credit for Stage 2, £2 million charge for Stage 3 and £nil for POCI.
[3]    Relates to the exit of legacy Retail mortgage loans.
[4]    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2022	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
Exchange and other adjustments[1]	(1,574)	24	(21)	12	(1,559)	1	1	43	65	110
Transfers to Stage 1	8,329	(8,256)	(73)		–	176	(167)	(9)		–
Transfers to Stage 2	(34,889)	35,291	(402)		–	(66)	135	(69)		–
Transfers to Stage 3	(1,235)	(2,527)	3,762		–	(8)	(158)	166		–
Impact of transfers between stages	(27,795)	24,508	3,287		–	(119)	697	268		846
						(17)	507	356		846
Other changes in credit quality[2]						(312)	84	617	49	438
Additions and repayments	9,769	687	(1,315)	(1,354)	7,787	97	88	(91)	(58)	36
(Credit) charge to the income statement						(232)	679	882	(9)	1,320
Advances written off			(928)	(13)	(941)			(928)	(13)	(941)
Recoveries of advances written off in previous years			182	–	182			182	–	182
At 31 December 2022	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475
Allowance for impairment losses	(678)	(1,792)	(1,752)	(253)	(4,475)
Net carrying amount	362,088	58,311	5,859	9,369	435,627
Drawn ECL coverage[3]	0.2%	3.0%	23.0%	2.6%	1.0%
[1]    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]    Includes a credit for methodology and model changes of £63 million, split by Stage as £2 million charge for Stage 1, £11 million charge for Stage 2, £47 million credit for Stage 3 and £29 million credit for POCI.
[3]    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.